OTHER PAYABLES (Schedule of Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other payables [Abstract]
Employees and payroll accruals	$ 1,776	$ 1,881
Accrued expenses	935	717
Government authorities	305	336
Other payables	$ 3,016	$ 2,934